Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2012
Number of open reducing credit facilities		7
Number of credit facilities with reducing revolving credit component and term bank loan component		2
Loan facility amount drawn down	$ 28,358	$ 83,558
Revolving Credit Facility [Member]
Libor plus spread minimum		0.81%
Libor plus spread maximum		5.19%